Note 4 - Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4:                      PREMISES AND EQUIPMENT

Major classifications of premises and equipment, stated at cost, are as follows:

	December 31,	December 31,
	2012	2011
Land	$2,250,789	$2,250,789
Buildings and improvements	11,812,386	11,860,040
Automobile	16,479	16,479
Furniture, fixtures and equipment	9,000,767	8,343,157
Leasehold improvements	271,799	271,799
	23,352,220	22,742,264
Less accumulated depreciation	(12,065,810)	(11,318,442)
Net premises and equipment	$11,286,410	$11,423,822

Depreciation expense was $747,368, $717,222 and $826,440 for the years ended December 31, 2012, 2011, and 2010, respectively.